Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) ¥ in Thousands	Jun. 30, 2025 $ / shares	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares
Provision for credit losses, loan recognized | ¥		¥ 7,706		¥ 7,710
Provision for credit losses, other receivables | ¥		¥ 15,149		¥ 21,113
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		$ 0.0001
Common Stock, Shares Authorized		190,100,000,000		190,100,000,000
Common Class A [Member]
Common stock shares, issued		61,809,943,258		56,354,853,138
Common stock shares, Outstanding		61,809,943,258		56,354,853,138
Common Class B [Member]
Common stock shares, issued		40,809,861		40,809,861
Common stock shares, Outstanding		40,809,861		40,809,861